ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) cashGeneratingUnit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Accounting Policy [Line Items]
Available liquidity	$ 638,000
Cash and cash equivalents incl. restricted cash	295,628	$ 323,803	$ 171,733
Net interest-bearing debt	$ 773,000
Net interest-bearing debt loan-to-value ratio	27.60%
Number of cash generating units | cashGeneratingUnit	2